Debt Obligations and Financing Arrangements (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Debt Disclosure [Abstract]
Schedule Of Long-term Debt

Long-term debt consists of the following (in thousands):

	October 31, 2015	November 1, 2014	January 31, 2015
Term loan	$212,377	$321,969	$321,287
Capital leases	70	—	—

Total debt	212,447	321,969	321,287
Less: current portion	(3,367)	(3,350)	(7,794)

Long—term debt	$209,080	$318,619	$313,493

Long-term debt consists of the following (in thousands):

	Fiscal year ended
	January 31, 2015	February 1, 2014
Term loan	$321,287	$268,479
Less: current portion	(7,794)	(7,012)

Long-term debt	$313,493	$261,467

Scheduled Principal Payments of Debt

As of January 31, 2015, the scheduled principal payments of debt are as follows (in thousands):

Fiscal year ending:
January 30, 2016	$7,794
January 28, 2017	3,350
February 3, 2018	3,350
February 2, 2019	3,350
February 1, 2020	306,231
Thereafter	—

Total cash principal payments	324,075
Less: Unamortized original issue discount	(2,788)

Total cash principal payments, net	$321,287